Trust preferred securities - Trust preferred securities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 374	$ 374